RISKS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Current assets	$ 1,988	$ 2,380
Current liabilities	$ 639	$ 1,302
Liquidity ratio	3.11%	1.83%